Related Party Transactions (Details 2) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total associates and joint ventures	$ 22,575	$ 11,321
Total parent company	72	(1,592)
Total subsidiaries of parent company	(361)	(351)
Total directors and others	16,780	16,512
Total at the end of the year	39,066	25,890
Total borrowings as per Statement of Financial Position	647,128	511,329	$ 559,121
Trade And Other Payable [Member]
Statement [Line Items]
Total at the end of the year	(20,322)	(23,951)
Others	(4)	0
Share-based payments	(3)	(4)
Corporate services receivable	(3,169)	(2,957)
Trade And Other Payable [Member] | La Rural S.A. [Member]
Statement [Line Items]
Leases and/or rights of use receivables	(1)	0
Others	(493)	(3)
Trade And Other Payables [Member] | Other Associates And Joint Ventures [Member]
Statement [Line Items]
Others	(60)	(29)
Trade And Other Payables [Member] | Sociedad Rural Argentina S.A. [Member]
Statement [Line Items]
Total others	(9,734)	(12,846)
Trade And Other Payables [Member] | Other PPE [Member]
Statement [Line Items]
Leases and/or rights of use receivables	(99)	(66)
Others One	(30)	(165)
Dividends receivable	(200)	0
Reimbursement of expenses receivables	36	81
Trade And Other [Member] | Other PPE [Member]
Statement [Line Items]
Others	91	42
Investments In Financial Assets [Member]
Statement [Line Items]
Total at the end of the year	8,232	5,865
Other investments	2,378	2,509
Trade and other receivables [Member] | Yad Levim LTD [Member]
Statement [Line Items]
Total borrowings as per Statement of Financial Position	24,739	24,638
Trade And Other Receivables [Member]
Statement [Line Items]
Leases and/or rights of use receivables	51	54
Total borrowings as per Statement of Financial Position	6,120	5,666
Others	3	7
Dividends receivable	18,701	6,596
Reimbursement of expenses receivable	0	778
Trade And Other Receivables [Member] | La Rural S.A. [Member]
Statement [Line Items]
Canon	1,885	1,917
Others	5	22
La Rural S. A. [Member]
Statement [Line Items]
Loans obtained	(855)	(728)
New Lipstick [Member]
Statement [Line Items]
Reimbursement of expenses receivables	292	307
Directors [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Fees for services received	(6,428)	(7,774)
Directors [Member] | Trade And Other [Member]
Statement [Line Items]
Reimbursement of expenses receivable	5	0
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Others	49	15
Loans granted	16	17
Management fees	9	40
Share-based payments	1	1
Comparaencasa Ltd [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Other investments	2,610	2,765
Comparaencasa Ltd [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Loans granted	365	347
Galerias Pacificoss [Member]
Statement [Line Items]
Total others	3	4
Total borrowings as per Statement of Financial Position	0	4,530
Suttons [Member]
Statement [Line Items]
Others	(101)	(107)
Helmir S.A. [Member]
Statement [Line Items]
NCN	(360)	(358)
Cresuds [Member]
Statement [Line Items]
NCN	$ 3,244	$ 591